--------------------------------------------------------------------------------

Alliance
Municipal
Trust

-New York Portfolio

--------------------------------------------------------------------------------

                            AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 2000
(unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 2000 (unaudited)      Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                 Value
------------------------------------------------------------------------
            MUNICIPAL BONDS-85.1%
            NEW YORK-85.1%
            Albany IDA
            (Corning Homes Project)
            Series 00
$    4,500  12/01/10 (b)............      5.00%             $  4,500,000
            Albany IDA
            (Davies Office
            Refurbishing Inc.)
            Series 95 AMT
     2,105  9/01/15 (b).............      4.75                 2,105,000
            Albany IDA
            (Davies Office
            Refurbishing Inc.)
            Series 97 AMT
     1,695  2/01/17 (b).............      4.75                 1,695,000
            Albany IDA
            (Institute of History & Art)
            Series 99A
     2,130  6/01/04 (b).............      4.65                 2,130,000
            Central Islip Union
            School Free District TAN
            Series 00
     6,000  6/29/01.................      4.43                 6,007,596
            Chautauqua County BAN
            Series 00
     8,000  7/12/01.................      4.41                 8,010,058
            Commack Union Free
            School District TAN
            Series 00
    12,000  6/28/01.................      4.40                12,014,088
            Connetquot Central
            School District TAN
            Series 00
    10,000  6/29/01.................      4.38                10,017,465
            Dutchess County IDA
            (Samuel F.B. Morse Historic)
            Series 99
     3,960  2/01/29 (b).............      4.40                 3,960,000
            Farmingdale Union Free
            School District TAN
            Series 00
     7,500  6/28/01.................      4.75                 7,512,313
            Harborfields Central
            School District TAN
            Series 00 WI
     6,000  6/28/01.................      4.71                 6,007,555
            Highland Central School
            District BAN
            Series 00
     9,000  8/14/01.................      4.46                 9,013,260
            Lindenhurst Union Free
            School District TAN
            Series 00
     6,500  6/28/01.................      4.41                 6,518,210
            Lindenhurst Union Free
            School District TAN
            Series 00 WI
     8,500  6/28/01.................      4.66                 8,509,929
            Long Island Power
            Authority
            (Electric System Revenue)
            Series 98-1
    25,800  5/01/33 (b).............      4.85                25,800,000
            Monroe County IDA
            (Canal Ponds Park)
            Series 95D
     2,000  6/15/16 (b).............      4.70                 2,000,000
            New York City GO
            FGIC Series 92D
    10,000  2/01/20 (b).............      4.65                10,000,000
            New York City GO
            Series 95F-3
    10,500  2/15/13 (b).............      4.65                10,500,000
            New York City GO
            Series 95F-6
     7,300  2/15/18 (b).............      4.65                 7,300,000
            New York City GO
            Series F-2
     8,000  2/15/12 (b).............      4.60                 8,000,000
            New York City Housing
            Development Corp. MFHR
            (15th St. Development)
            Series 00A
     8,000  6/01/32 (b).............      4.70                 8,000,000
            New York City Housing
            Development Corp. MFHR
            (Brook Avenue)
            Series 99A AMT
     5,900  7/01/31 (b).............      4.70                 5,900,000
            New York City Housing
            Development Corp. MFHR
            (Related Broadway)
            Series 98 AMT
    15,000  12/01/31 (b)............      4.65                15,000,000
            New York City Housing
            Development Corp. MFHR
            (Upper 5th Avenue Project)
            Series A
     3,600  1/01/16 (b).............      4.50                 3,600,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                 Value
------------------------------------------------------------------------
            New York City Housing
            Development Corp. MFHR
            (West 54th Street)
            Series 99A AMT
$   20,000  12/01/32 (b)............      4.65%             $ 20,000,000
            New York City Housing
            Development Corp. MFHR
            (Westmont Apartments)
            Series 00A
     7,200  7/01/30 (b).............      4.65                 7,200,000
            New York City IDA
            (American Civil Liberties
            Union)
            Series 97
     2,557  6/01/12 (b).............      4.65                 2,557,000
            New York City IDA
            (Columbia Grammar &
            Preparatory School)
            Series 00
     7,500  9/30/31 (b).............      4.65                 7,500,000
            New York City IDA
            (Council on International
            Educational Exchange)
            Series 00
     4,560  2/01/20 (b).............      4.90                 4,560,000
            New York City IDA
            (Korean Airlines Co.)
            Series 97A AMT
    37,400  11/01/24 (b)............      4.75                37,400,000
            New York City IDA
            (Korean Airlines Co.)
            Series 97B AMT
     8,800  11/01/24 (b)............      4.75                 8,800,000
            New York City IDA
            (Korean Airlines Co.)
            Series 97C AMT
     7,200  11/01/24 (b)............      4.75                 7,200,000
            New York City RAN
            Series 00A
    15,000  4/12/01.................      4.25                15,031,180
            New York City
            Transitional Authority
            (Future Tax Secured)
            Series 01A
    10,000  2/15/30 (b).............      4.85                10,000,000
            New York City
            Transitional Finance
            Authority
            (Future Tax Secured)
            Series 98 A-1
     6,005  11/15/26 (b)............      4.85                 6,005,000
            New York City
            Transitional Finance
            Authority
            (Future Tax Secured)
            Series 99 A-2
    19,600  11/15/21 (b)............      4.65                19,600,000
            New York State
            Dormitory Authority
            (Memorial Sloan-Kettering)
            Series 96
     7,000  7/01/26 (b).............      4.60                 7,000,000
            New York State
            Dormitory Authority
            Revenue
            (Columbia University)
            Series 00A
    15,000  7/01/25 (b).............      4.55                15,000,000
            New York State
            Dormitory Authority
            Revenue
            (Cornell University)
            Series 00A
     2,000  7/01/29 (b).............      4.60                 2,000,000
            New York State
            Dormitory Authority
            Revenue
            (Cornell University)
            Series 00B
    15,860  7/01/30 (b).............      4.60                15,860,000
            New York State
            Dormitory Authority
            Revenue
            (Glen Eddy Inc.)
            Series 00
     6,500  7/01/29 (b).............      4.70                 6,500,000
            New York State
            Dormitory Authority
            Revenue
            (Oxford University Press
            Inc.)
            Series 93
     9,485  7/01/23 (b).............      5.00                 9,485,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                 Value
------------------------------------------------------------------------
            New York State ERDA
            PCR
            (Niagara Mohawk Corp.)
            Series 85A
$    1,500  7/01/15 (b).............      5.15%             $  1,500,000
            New York State ERDA
            PCR
            (Niagara Mohawk Corp.)
            Series 86A AMT
     6,300  12/01/26 (b)............      5.00                 6,300,000
            New York State HFA
            MFHR
            (101 West End Avenue
            Project)
            Series 98A AMT
    15,000  11/01/31 (b)............      4.75                15,000,000
            New York State HFA
            MFHR
            (101 West End Avenue
            Project)
            Series 99A AMT
    32,350  11/01/31 (b)............      4.75                32,350,000
            New York State HFA
            MFHR
            (150 East 44th Street
            Project)
            Series 00A AMT
    19,000  11/01/32 (b)............      4.75                19,000,000
            New York State HFA
            MFHR
            (240 East 39th Street-
            Saxony Apts.)
            Series 97A AMT
    35,000  5/15/30 (b).............      4.65                35,000,000
            New York State HFA
            MFHR
            (345 East 94th Street
            Housing)
            Series 98A AMT
     8,400  11/01/31 (b)............      4.65                 8,400,000
            New York State HFA
            MFHR
            (345 East 94th Street
            Housing)
            Series 99A AMT
     3,800  11/01/31 (b)............      4.65                 3,800,000
            New York State HFA
            MFHR
            (66 West 38th Street
            Project)
            Series 00A AMT
     7,000  11/01/33 (b)............      4.65                 7,000,000
            New York State HFA
            MFHR
            (East 39th Street Project)
            Series 99A AMT
    10,000  11/01/32 (b)............      4.85                10,000,000
            New York State HFA
            MFHR
            (Theatre Row Tower
            Housing)
            Series 00A AMT
    12,000  11/01/32 (b)............      4.70                12,000,000
            New York State Local
            Government Assistance
            Corp.
            Series 95C
    12,800  4/01/25 (b).............      4.60                12,800,000
            New York State Local
            Government Assistance
            Corp.
            Series 95E
     5,000  4/01/25 (b).............      4.60                 5,000,000
            New York State Local
            Government Assistance
            Corp.
            Series 95F
    10,000  4/01/25 (b).............      4.35                10,000,000
            New York State Power
            Authority
    14,200  2/15/21 (b).............      4.50                14,200,000
            New York State Power
            Authority
            Series 00-5 FSA
    10,000  11/15/11 (b)............      4.50                10,000,000
            Niagara County IDA
            (American Ref-Fuel)
            Series 94A
    10,000  11/15/24 (b)............      4.85                10,000,000
            Niagara County IDA
            (American Ref-Fuel)
            Series 94C AMT
     5,000  11/15/24 (b)............      4.65                 5,000,000
            Niagara County IDA
            (American Ref-Fuel)
            Series 97B AMT
    24,695  11/15/24 (b)............      4.95                24,695,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                 Value
------------------------------------------------------------------------
            Oneida County IDA
            (Champion Home
            Builders Co.)
            Series 99
$    6,820  6/01/29 (b).............      5.00%             $  6,820,000
            Ontario County IDA
            (Ultrafab Inc.)
            Series 95
            AMT
     1,800  12/01/15 (b)............      4.85                 1,800,000
            Oswego County IDA
            (Philip Morris)
            Series 92
     6,000  12/01/08 (b)............      4.80                 6,000,000
            Port Authority of
            New York & New Jersey
            (Versatile Structure)
            Series 94-2
     5,400  5/01/19 (b).............      4.90                 5,400,000
            Port Authority of
            New York & New Jersey
            (Versatile Structure)
            Series 95-3
     5,000  6/01/20 (b).............      4.90                 5,000,000
            Red Hook Central
            School District BAN
            Series 00
     9,500  9/28/01.................      4.38                 9,518,833
            Rensselaer County IDA
            (Rensselaer Polytechnic
            Institute Project)
            Series 97A
     4,100  2/01/22 (b).............      4.70                 4,100,000
            Sachem Central School
            District TAN
            Series 00
     8,000  6/28/01.................      4.40                 8,022,437
    10,000  6/28/01.................      4.41                10,011,673
            Southeast IDA
            (The Rawplug Project)
            Series 96 AMT
     2,000  5/01/21 (b).............      4.80                 2,000,000
            St. Lawrence County
            IDA PCR
            (Alcoa)
            Series 99B
     2,500  1/01/22 (b).............      4.68                 2,500,000
            Suffolk County IDA
            (ADP Inc. Project)
            Series 97
     3,785  4/01/18 (b).............      5.30                 3,785,000
            Suffolk County IDA
            (Bio-Botanica Inc.)
            Series 99
     4,200  12/01/19 (b)............      4.94                 4,200,000
            Syosset Central School
            District TAN
            Series 00
     8,000  6/28/01.................      4.41                 8,009,319
            Triborough Bridge &
            Tunnel Authority
            (Special Obligation)
            FSA Series 00B
    15,000  1/01/31 (b).............      4.70                15,000,000
            Triborough Bridge &
            Tunnel Authority
            (Special Obligation)
            FSA Series 00D
    15,000  1/01/31 (b).............      4.55                15,000,000
            Warren & Washington
            Counties
            (Glen at Hiland Meadows
            Project)
            Series 00
     8,405  12/15/30 (b)............      4.70                 8,405,000
            Westchester County IDA
            (Hebrew Hospital Senior
            Housing, Inc. Meadows)
            Series 00B
    14,000  7/01/10 (b).............      4.75                14,000,000
            Westchester County IDA
            (Music Conservatory of
            Westchester)
            Series 99
     4,500  7/01/29 (b).............      4.75                 4,500,000
            Westchester County IDA
            (Rye Country Day School)
            Series 99
     4,800  5/01/29 (b).............      4.75                 4,800,000
     5,000  5/01/04 (b).............      4.75                 5,000,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                 Value
------------------------------------------------------------------------
            Yates County IDA
            (Keuka College Project)
            Series 00A
$    2,000  9/01/20 (b).............      4.70%             $  2,000,000
                                                            ------------
            Total Municipal Bonds
            (amortized cost
            $773,715,916)...........                         773,715,916
                                                            ------------
            COMMERCIAL PAPER-15.0%
            NEW YORK-15.0%
            Long Island Power
            Authority
            Electric System Revenue
            Series 98
    10,000  4/09/01.................      4.16                10,000,000
     9,000  3/05/01.................      4.00                 9,000,000
            Metropolitan Transit
            Authority BAN
            (Transit Facility Special
            Obligation)
            Series CP-1B
    15,000  2/07/01.................      4.30                15,000,000
            New York City Municipal
            Water Authority
            Series 3
    12,500  2/14/01.................      4.41                12,500,000
            New York City Municipal
            Water Authority
            Series 5
    28,000  2/22/01.................      4.41                28,000,000
            New York State
            Dormitory Authority
            (Mt. Sinai School of
            Medicine)
            Series 00
     5,000  3/08/01.................      4.30                 5,000,000
            New York State GO
            Environmental Quality
            Series 98A
    25,000  2/07/01.................      4.10                25,000,000
            New York State GO
            (Environmental Quality)
            Series 98A
     8,200  3/07/01.................      4.15                 8,200,000
            New York Thruway
            Authority
            Series 00CP-1
     6,000  3/06/01.................      4.10                 6,000,000
    15,000  3/08/01.................      4.30                15,000,000
            Port Authority of
            New York & New Jersey
            AMT
     3,000  4/05/01.................      4.35                 3,000,000
                                                            ------------
            Total Commercial Paper
            (amortized cost
            $136,700,000)...........                         136,700,000
                                                            ------------
            TOTAL INVESTMENTS-100.1%
            (amortized cost
            $910,415,916)...........                         910,415,916
            Other assets less
            liabilities-(0.1%)......                          (1,093,379)
                                                            ------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            909,386,484 shares
            outstanding)............                        $909,322,537
                                                            ============

--------------------------------------------------------------------------------

See footnote summary on page 7.

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      BAN  - Bond Anticipation Note
      ERDA - Energy Research & Development Authority
      FGIC - Financial Guaranty Insurance Company
      FSA  - Financial Security Assurance, Inc.
      GO   - General Obligation
      HFA  - Housing Finance Agency/Authority
      IDA  - Industrial Development Authority
      MFHR - Multi-Family Housing Revenue
      PCR  - Pollution Control Revenue
      RAN  - Revenue Anticipation Note
      TAN  - Tax Anticipation Note
      WI   - When Issued

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2000 (unaudited)
                                   Alliance Municipal Trust - New York Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                 $17,714,824
EXPENSES
   Advisory fee (Note B) .....................................   $ 2,124,930
   Distribution assistance and administrative service (Note C)     1,620,668
   Transfer agency (Note B) ..................................       249,356
   Custodian fees ............................................       104,108
   Printing ..................................................        67,597
   Registration fees .........................................        65,925
   Audit and legal fees ......................................        15,215
   Trustees' fees ............................................         1,300
   Miscellaneous .............................................           759
                                                                 -----------
   Total expenses ............................................                   4,249,858
                                                                               -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                 $13,464,966
                                                                               ===========

STATEMENT OF CHANGES IN NET ASSETS

                                              Six Months Ended     Year Ended
                                              December 31, 2000     June 30,
                                                 (unaudited)          2000
                                              =================  =============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ....................   $  13,464,966    $  17,736,039
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ....................     (13,464,966)     (17,736,039)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ....................     178,553,292      146,538,578
                                                -------------    -------------
   Total increase ...........................     178,553,292      146,538,578
NET ASSETS
   Beginning of period ......................     730,769,245      584,230,667
                                                -------------    -------------
   End of period ............................   $ 909,322,537    $ 730,769,245
                                                =============    =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (unaudited)      Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio and Alliance Municipal Trust-Pennsylvania Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 2000.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $228,491 for the six months ended December 31, 2000.

For the six months ended December 31, 2000, the Fund's expenses were reduced by $6,355 under an expense offset arrangement with Alliance Fund Services, Inc.

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2000, the distribution fee amounted to $1,062,465. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2000, such payments by the Portfolio amounted to $558,203 a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000, the Portfolio had a capital loss carryforward of $20,548, of which $7,459 expires in 2002 and $13,089 expires in the year 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2000, capital paid-in aggregated $909,343,085. Transactions, all at $1.00 per share, were as follows:

--------------------------------------------------------------------------------

                                             Six Months Ended     Year Ended
                                             December 31, 2000     June 30,
                                               (unaudited)           2000
                                             =================  ==============
Shares sold ...............................    1,119,489,313     1,974,622,345
Shares issued on reinvestments of dividends       13,464,966        17,736,039
Shares redeemed ...........................     (954,400,987)   (1,845,819,806)
                                              --------------    --------------
Net increase ..............................      178,553,292       146,538,578
                                              ==============    ==============

FINANCIAL HIGHLIGHTS
                                   Alliance Municipal Trust - New York Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                        Six Months
                                          Ended
                                       December 31,                             Year Ended June 30,
                                           2000         ========================================================================
                                        (unaudited)       2000            1999            1998            1997            1996
                                       ============     ========        ========        ========        ========        ========
Net asset value, beginning of period     $   1.00       $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                         --------       --------        --------        --------        --------        --------
Income From Investment Operations
Net investment income ..............         .016           .027(a)         .022(a)         .027(a)         .027(a)         .028(a)
                                         --------       --------        --------        --------        --------        --------
Less: Dividends
Dividends from net investment income        (.016)         (.027)          (.022)          (.027)          (.027)          (.028)
                                         --------       --------        --------        --------        --------        --------
Net asset value, end of period .....     $   1.00       $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                         ========       ========        ========        ========        ========        ========
Total Return
Total investment return based on net
   asset value (b) .................         1.61%          2.69%           2.24%           2.74%           2.77%           2.87%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) .................     $909,323       $730,769        $584,231        $520,562        $355,461        $330,984
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ................         1.00%(c)       1.00%           1.00%            .93%            .85%            .85%
   Expenses, before waivers and
     reimbursements ................         1.00%(c)       1.02%           1.04%           1.01%           1.04%           1.03%
   Net investment income ...........         3.17%(c)       2.67%(a)        2.21%(a)        2.69%(a)        2.73%(a)        2.82%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

Alliance Municipal Trust - New York Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

- - - - - - -
* * 1 2 4 9 #
- - - - - - -

For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNYSR1200